INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES
5.	INVENTORIES

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. Cost of inventories comprises direct materials.

Inventories by major categories are as follows:

	2011	2011	2010
	USD	RMB	RMB
Raw materials	117	733	162
Finished goods	51,915	326,749	250,411
Total	52,032	327,482	250,573

Inventories amounting to RMB63 (USD10), RMB9,600 and RMB6,365 were written off during the years ended December 31, 2011, 2010 and 2009, respectively.